Ohio National Fund, Inc.

Supplement dated May 24, 2022

to the Statements of Additional Information

dated April 29, 2022

The following supplements and amends the Statements of Additional Information dated April 29, 2022:

Management of the Fund

Effective May 13, 2022, the information under the section “Directors and Officers of the Fund” is amended to reflect the departure of Tara York and the election of Jeffrey A. Bley to the position of President of the Fund. Specifically, Tara York’s information has been deleted from the table and replaced with the following:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Interested Directors and Officers
Jeffrey A. Bley Age 50	President	Indefinite; Since May 2022	Senior Vice President, Annuity Strategy and Sales: ONLIC (December 2021 – Present); President: Ohio National Equities, Inc. (May 2021-Present); President: NSLAC (May 2021-Present); Vice President, Annuity Strategy and Sales: ONLIC (May 2021 – December 2021); Vice President, National Sales: O.N. Equity Sales Company (January 2015 – May 2021)	NA	NA

Portfolio Managers

Effective May 13, 2022, the information under “Portfolio Managers” with respect to the ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio is amended to reflect the dissolution of the Asset Allocation Committee. The information with respect to those portfolios is deleted in its entirety and replaced with the following:

ON Moderately Conservative Model Portfolio

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2021.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $4.0 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $4.9 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation:

Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the Portfolio’s benchmark and performance vs. Portfolio’s peer group both calculated over one and three year time periods. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, training and support of co-workers and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Ownership of Shares: None

ON Balanced Model Portfolio

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2021.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $3.1 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $4.9 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation:

Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the Portfolio’s benchmark and performance vs. Portfolio’s peer group both calculated over one and three year time periods. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, training and support of co-workers and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Ownership of Shares: None

ON Moderate Growth Model Portfolio

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2021.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $2.3 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $4.9 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation:

Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the Portfolio’s benchmark and performance vs. Portfolio’s peer group both calculated over one and three year time periods. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, training and support of co-workers and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Ownership of Shares: None

ON Growth Model Portfolio

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2021.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $3.8 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $4.9 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation:

Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the Portfolio’s benchmark and performance vs. Portfolio’s peer group both calculated over one and three year time periods. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, training and support of co-workers and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Ownership of Shares: None